FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:	FAIR VALUE MEASUREMENTS

The following table provide the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of June 30, 2025

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$2,563	$2,563
Total financial liabilities at fair value	$-	$-	$2,563	$2,563

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2024	$1,830
Proceeds from issuance of SAFEs	950
Change in fair value of convertible securities	379
June 30, 2024	$3,159

January 1, 2025	1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	326
June 30, 2025	$2,563

There were no transfers between fair value measurement levels during the six-months ended June 30, 2025 and year ended December 31, 2024.

The estimated fair value of the Company’s cash and cash equivalents, restricted cash, other current assets, accounts payable, accrued expense and other current liabilities and short-term debt from shareholders approximates their carrying values as these financial instruments are highly liquid or short-term in nature.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

NOTE 5:	FAIR VALUE MEASUREMENTS

The following table provide the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

Fair Value Measured as of December 31, 2023

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,830	$1,830
Total financial liabilities at fair value	$-	$-	$1,830	$1,830

The changes in the fair value of the Company’s Level 3 financial liabilities, which are measured on a recurring basis are as follows:

Convertible securities

January 1, 2023	$1,054
Proceeds from issuance of 2023 SAFE	995
Change in fair value of convertible securities	(219)
December 31, 2023	$1,830
Proceeds from issuance of 2024 SAFEs	1,000
Conversion of SAFEs to Ordinary Shares*	(2,107)
Conversion of short-term debt from shareholders to 2024 SAFEs	636
Change in fair value of convertible securities	443
December 31, 2024	$1,802

(*)	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Note 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.

There were no transfers between fair value measurement levels during the years ended December 31, 2024 and 2023.

The estimated fair value of the Company’s cash and cash equivalents, restricted cash, other current assets, accounts payable, accrued expense and other current liabilities and short-term debt from shareholders approximates their carrying values as these financial instruments are highly liquid or short-term in nature.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)